  As filed with the Securities and Exchange Commission on September 22, 2000.

                                                              File No. 333-76423
                                                                        811-9295
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                              [ ]
         Post-Effective Amendment No.   5                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 35                                         [X]

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                                  Hartford Life
                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___    immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_    on October 2, 2000 pursuant to paragraph (b) of Rule 485
      ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___    on ___________, 2000 pursuant to paragraph (a)(1) of Rule 485
      ___    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 5, by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-76423), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

HARTFORD LEADERS EDGE
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the "Definitions" section, the definition of "Commuted Value" is deleted and replaced with the following language:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

The "Accumulation Unit Values" table is deleted and replaced with the following:

The following audited information from the financial statements of the Separate Account for the year ended December 31, 1999 has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account.

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                                                              WITH THE
                                                                   WITHOUT THE         OPTIONAL DEATH BENEFIT
                                                              OPTIONAL DEATH BENEFIT        (UNAUDITED)
                                                                       1999                     1999
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.542                  $10.539
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                16                       --
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.215                  $10.211
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 1                       --
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $13.738                  $13.733
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                14                        1
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.864                  $12.860
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 4                       --
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.865                  $12.861
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                68                        4
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.668                  $10.664
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                74                        9
-------------------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                                                              WITH THE
                                                                   WITHOUT THE         OPTIONAL DEATH BENEFIT
                                                              OPTIONAL DEATH BENEFIT        (UNAUDITED)
                                                                       1999                     1999
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $13.799                  $13.795
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 7                        2
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.227                  $12.223
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                14                        4
-------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.157                  $10.154
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $15.792                  $15.787
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 3                       --
-------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT
 (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND
 SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.375                  $10.371
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $  1.00(a)               $  1.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $ 1.009                  $ 1.009
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                               207                       --
-------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.923                  $12.919
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 9                       --
-------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $15.486                  $15.481
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 6                       --
-------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.045                  $12.041
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------
MFS GROWTH SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.475                  $12.471
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 6                       --
-------------------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                                                              WITH THE
                                                                   WITHOUT THE         OPTIONAL DEATH BENEFIT
                                                              OPTIONAL DEATH BENEFIT        (UNAUDITED)
                                                                       1999                     1999
-------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.140                  $11.137
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                25                        1
-------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.256                  $10.253
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 4                       --
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $15.448                  $15.442
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 2                       --
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.347                  $10.343
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                10                       --
-------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.821                  $10.817
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 1                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT (FORMERLY
 TEMPLETON ASSET
 ALLOCATION FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.197                  $11.193
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 2                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT
 (FORMERLY
 TEMPLETON DEVELOPING MARKETS EQUITY FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.736                  $12.732
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 2                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT (FORMERLY
 TEMPLETON GLOBAL
 GROWTH FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.265                  $11.261
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 1                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT
 (FORMERLY TEMPLETON
 INTERNATIONAL FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $ 10.00(a)               $ 10.00
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.343                  $11.339
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------

(a) Inception date October 14, 1999

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

HV-2727
333-76423

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account to be filed by Amendment.(1)

           (2)    Not applicable.

           (3)    (a)   Principal Underwriter Agreement.(1)

           (3)    (b)   Form of Dealer Agreement.(2)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(2)

           (5)    Form of Application.(2)

           (6)    (a)   Articles of Incorporation of Hartford.(3)

           (6)    (b)   Bylaws of Hartford.(2)

           (7)    Not applicable.

           (8)    Not applicable.

           (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

--------
(1) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-76423, dated June 21, 1999.
(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, dated April 14, 1997.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.

Item 25. Directors and Officers of the Depositor

------------------------------------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------
David A. Carlson                              Vice President
------------------------------------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
------------------------------------------------------------------------------------------------
Bruce W. Ferris                               Vice President
------------------------------------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
------------------------------------------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and
                                              Treasurer, Director*
------------------------------------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and
                                              Corporate Secretary, Director*
------------------------------------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
------------------------------------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
------------------------------------------------------------------------------------------------
Michael D. Keeler                             Vice President
------------------------------------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
------------------------------------------------------------------------------------------------
Thomas M. Marra                               President, Director*
------------------------------------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
------------------------------------------------------------------------------------------------
Deanne Osgood                                 Vice President
------------------------------------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
------------------------------------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
------------------------------------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer,
                                              Director*
------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of July 31, 2000, there were 10,733 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP
         Variable Account)
         Hartford Life Insurance Company - Separate Account Two
         (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
         Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate
         Account One
         Hartford Life and Annuity Insurance Company - Putnam Capital
         Manager Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                                    POSITIONS AND OFFICES
                  NAME                              WITH  UNDERWRITER
                  ------------------                ---------------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         David T. Foy                     Treasurer
         Lynda Godkin                     Senior Vice President, General Counsel and
                                          Corporate Secretary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President
         Thomas M. Marra                  Executive Vice President, Director
         Paul E. Olson                    Supervising Registered Principal
         Lowndes A. Smith                 President and Chief Executive Officer, Director

         Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

        (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

        (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 13th day of September, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
         (Registrant)

*By:  Thomas M. Marra                             *By: /s/ Marianne O'Doherty
     ----------------------------                     -------------------------
      Thomas M. Marra, President                        Marianne O'Doherty
                                                        Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
         (Depositor)

*By:  Thomas M. Marra
     -----------------------------
      Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
    Financial Officer & Treasurer, Director*
Lynda Godkin, Senior Vice President,                 *By: /s/ Marianne O'Doherty
    General Counsel & Corporate Secretary, Director*     -----------------------
Thomas M. Marra, President, Director*                     Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer, Director*      Attorney-In-Fact
David M. Znamierowski, Senior Vice President and
    Chief Investment Officer, Director*              Dated: September 13, 2000



333-76423

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.